RELATED PARTY TRANSACTIONS AND BALANCES (Short-Term Borrowings) (Details) (CEEG (Nanjing) Semiconductor Co., Ltd. [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Opening balance	$ (9,545,760)
Borrowings	28,713,240	116,935,560
Repayment	38,259,000	107,389,800
Closing balance		$ (9,545,760)